Segment information - geographical areas (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of geographical location
Number of executive vice presidents | item	10
Total Revenue	$ 22,465	$ 23,002	$ 24,708
Operating segments
Disclosure of geographical location
Total Revenue	33,832	38,185	37,586
Intra-Group eliminations
Disclosure of geographical location
Total Revenue	(11,367)	(15,183)	(12,878)
UK
Disclosure of geographical location
Export sales	5,917	8,421	6,851
UK | Operating segments
Disclosure of geographical location
Total Revenue	8,258	9,352	8,177
External | Operating segments
Disclosure of geographical location
Total Revenue	3,240	1,849	2,176
Intra-Group | Operating segments
Disclosure of geographical location
Total Revenue	5,018	7,503	6,001
Continental Europe | Operating segments
Disclosure of geographical location
Total Revenue	8,419	9,688	9,526
France | Operating segments
Disclosure of geographical location
Total Revenue	701	899	1,015
Germany | Operating segments
Disclosure of geographical location
Total Revenue	541	615	608
Italy | Operating segments
Disclosure of geographical location
Total Revenue	514	529	544
Spain | Operating segments
Disclosure of geographical location
Total Revenue	447	440	426
Sweden | Operating segments
Disclosure of geographical location
Total Revenue	842	1,522	645
Others | Operating segments
Disclosure of geographical location
Total Revenue	1,512	1,575	1,624
Intra-Group | Operating segments
Disclosure of geographical location
Total Revenue	3,862	4,108	4,664
The Americas | Operating segments
Disclosure of geographical location
Total Revenue	10,403	12,656	13,664
Canada | Operating segments
Disclosure of geographical location
Total Revenue	482	495	530
US | Operating segments
Disclosure of geographical location
Total Revenue	6,666	7,828	9,949
Others | Operating segments
Disclosure of geographical location
Total Revenue	809	846	1,018
Intra-Group | Operating segments
Disclosure of geographical location
Total Revenue	2,446	3,487	2,167
Asia, Africa And Australasia | Operating segments
Disclosure of geographical location
Total Revenue	6,752	6,489	6,219
Australia | Operating segments
Disclosure of geographical location
Total Revenue	377	385	435
China | Operating segments
Disclosure of geographical location
Total Revenue	2,955	2,650	2,548
Japan | Operating segments
Disclosure of geographical location
Total Revenue	2,172	2,145	1,985
Others | Operating segments
Disclosure of geographical location
Total Revenue	1,207	1,224	1,205
Intra-Group | Operating segments
Disclosure of geographical location
Total Revenue	$ 41	$ 85	$ 46